World Omni Auto Receivables Trust 2015-A	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2015

Dates Covered
Collections Period	05/01/15 - 05/31/15
Interest Accrual Period	05/15/15 - 06/14/15
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/15	650,284,179.13	37,737
Yield Supplement Overcollateralization Amount 04/30/15	26,721,655.76	0
Receivables Balance 04/30/15	677,005,834.89	37,737
Principal Payments	21,628,600.54	697
Defaulted Receivables	634,715.86	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/15	25,599,923.81	0
Pool Balance at 05/31/15	629,142,594.68	37,016

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	86.93%

Prepayment ABS Speed	1.60%

Overcollateralization Target Amount	28,311,416.76
Actual Overcollateralization	26,243,727.88

Weighted Average APR	4.37%
Weighted Average APR, Yield Adjusted	6.15%
Weighted Average Remaining Term	60.23

Delinquent Receivables:
Past Due 31-60 days	5,046,032.64	306
Past Due 61-90 days	1,242,053.00	62
Past Due 91 + days	264,373.19	16
Total	6,552,458.83	384

Total 31+ Delinquent as % Ending Pool Balance	1.04%

Recoveries	322,506.02

Aggregate Net Losses/(Gains) - May 2015	312,209.84
Current Net Loss Ratio (Annualized)	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.08%

Flow of Funds	$ Amount

Collections	24,194,538.29
Advances	11,339.76
Investment Earnings on Cash Accounts	3,107.15
Servicing Fee	(564,171.53)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	23,644,813.67

Distributions of Available Funds
(1) Class A Interest	502,226.42
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	23,117,410.25
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,644,813.67

Servicing Fee	564,171.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 05/15/15	626,016,277.05
Principal Paid	23,117,410.25
Note Balance @ 06/15/15	602,898,866.80

Class A-1
Note Balance @ 05/15/15	60,796,277.05
Principal Paid	23,117,410.25
Note Balance @ 06/15/15	37,678,866.80
Note Factor @ 06/15/15	26.7226006%

Class A-2a
Note Balance @ 05/15/15	131,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	131,000,000.00
Note Factor @ 06/15/15	100.0000000%

Class A-2b
Note Balance @ 05/15/15	131,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	131,000,000.00
Note Factor @ 06/15/15	100.0000000%

Class A-3
Note Balance @ 05/15/15	204,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	204,000,000.00
Note Factor @ 06/15/15	100.0000000%

Class A-4
Note Balance @ 05/15/15	84,410,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	84,410,000.00
Note Factor @ 06/15/15	100.0000000%

Class B
Note Balance @ 05/15/15	14,810,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	14,810,000.00
Note Factor @ 06/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	527,403.42
Total Principal Paid	23,117,410.25
Total Paid	23,644,813.67

Class A-1
Coupon	0.24000%
Interest Paid	12,564.56
Principal Paid	23,117,410.25
Total Paid to A-1 Holders	23,129,974.81

Class A-2a
Coupon	0.79000%
Interest Paid	86,241.67
Principal Paid	0.00
Total Paid to A-2a Holders	86,241.67

Class A-2b
One-Month Libor	0.18560%
Coupon	0.46560%
Interest Paid	52,522.27
Principal Paid	0.00
Total Paid to A-2b Holders	52,522.27

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7467976
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.7340068
Total Distribution Amount	33.4808044

A-1 Interest Distribution Amount	0.0891104
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	163.9532642
Total A-1 Distribution Amount	164.0423746

A-2a Interest Distribution Amount	0.6583334
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.6583334

A-2b Interest Distribution Amount	0.4009334
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.4009334

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/15	53,930.57
Balance as of 05/31/15	65,270.33
Change	11,339.76

Reserve Account
Balance as of 05/15/15	1,806,189.65
Investment Earnings	230.12
Investment Earnings Paid	(230.12)
Deposit/(Withdrawal)	-
Balance as of 06/15/15	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65